INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES
Unrecognized tax benefits related to deferred tax assets and federal tax benefit of state income tax items	$ 16,600
Decrease in provision for income taxes due to reduction of gross unrecognized tax benefits	2,600
Accrued interest and penalties	400	$ 400
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	22,694	45,382	$ 45,430
Additions based on tax positions related to the current year		48	142
Reductions for tax positions related to prior years		(835)	(190)
Lapse of statute of limitations	(2,557)	(21,901)
Ending balance-gross unrecognized tax benefits (UTB's)	20,137	22,694	45,382
UTB's as a credit in deferred taxes	14,604	14,604	33,021
Federal benefit of state taxes	2,063	2,063	2,176
UTB's that would impact the effective tax rate	$ 3,470	$ 6,027	$ 10,185